SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Summary of financial information by segment
Reportable Segment Measures

AS AT AND FOR THE YEAR ENDED DEC. 31, 2019 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Segments	Note
External revenues	$271	$10,442	$3,959	$7,091	$43,099	$2,456	$508	$67,826
Inter-segment and other revenues[1]	2,343	33	15	2	479	—	(49)	2,823	i
Segmented revenues	2,614	10,475	3,974	7,093	43,578	2,456	459	70,649
FFO from equity accounted investments[1]	43	1,049	74	1,100	320	41	14	2,641	ii
Interest expense	—	(3,469)	(923)	(937)	(1,536)	(66)	(349)	(7,280)	iii
Current income taxes	—	(165)	(73)	(255)	(326)	(37)	(114)	(970)	iv
Funds from operations[1]	1,597	1,185	333	464	844	125	(359)	4,189	v
Common equity	4,927	18,781	5,320	2,792	4,086	2,859	(7,897)	30,868
Equity accounted investments	4,599	22,314	1,154	8,972	2,596	382	681	40,698
Additions to non-current assets[2]	4,654	17,915	2,207	17,352	19,825	88	617	62,658

1.
We equity account for our investment in Oaktree and include our share of the FFO and FFO from equity accounted investments at 61%. However, for segment reporting, Oaktree’s revenue is shown on a 100% basis. For the year ended December 31, 2019, $231 million of Oaktree’s revenues was included in our Asset Management segment revenue.

2.
Includes equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill. Excludes non-current assets recognized on adoption of IFRS 16.

AS AT AND FOR THE YEAR ENDED DEC. 31, 2018 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Segments	Note
External revenues	$187	$8,075	$3,751	$5,013	$36,828	$2,683	$234	$56,771
Inter-segment revenues	1,760	41	11	5	442	—	(46)	2,213	i
Segmented revenues	1,947	8,116	3,762	5,018	37,270	2,683	188	58,984
FFO from equity accounted investments	—	945	46	846	526	15	(6)	2,372	ii
Interest expense	—	(2,464)	(930)	(586)	(520)	(57)	(323)	(4,880)	iii
Current income taxes	—	(213)	(32)	(326)	(186)	(45)	(59)	(861)	iv
Funds from operations	1,317	1,786	328	602	795	49	(476)	4,401	v
Common equity	328	17,423	5,302	2,887	4,279	2,606	(7,178)	25,647
Equity accounted investments	—	22,949	685	7,636	1,943	395	39	33,647
Additions to non-current assets[1]	—	51,111	3,729	10,524	10,139	124	190	75,817

1.	Includes equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill.

Summary of reconciliation of FFO from equity accounted investments
The following table reconciles the company’s consolidated equity accounted income to FFO from equity accounted investments:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2019	2018
Consolidated equity accounted income	$2,498	$1,088
Non-FFO items from equity accounted investments[1]	143	1,284
FFO from equity accounted investments	$2,641	$2,372

1.
Adjustment to back out non-FFO expenses (income) that are included in consolidated equity accounted income including depreciation and amortization, deferred taxes and fair value changes from equity accounted investments.

Schedule of components of income tax expense
The following table reconciles consolidated income taxes to current and deferred income taxes:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2019	2018
Current income tax expense	$(970)	$(861)
Deferred income tax recovery	475	1,109
Income tax (expense) recovery	$(495)	$248
The major components of income tax expense for the years ended December 31, 2019 and 2018 are set out below:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2019	2018
Current income tax expense	$970	$861
Deferred income tax expense / (recovery)
Origination and reversal of temporary differences	281	143
Expense arising from previously unrecognized tax assets	(647)	(955)
Change of tax rates and new legislation	(109)	(297)
Total deferred income tax recovery	(475)	(1,109)
Income tax expense (recovery)	$495	$(248)

Summary of reconciliation of FFO to net income
The following table reconciles net income to total FFO:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Note	2019	2018
Net income		$5,354	$7,488
Realized disposition gains in fair value changes or equity	vi	621	1,445
Non-controlling interests in FFO		(7,161)	(6,015)
Financial statement components not included in FFO
Equity accounted fair value changes and other non-FFO items		143	1,284
Fair value changes		831	(1,794)
Depreciation and amortization		4,876	3,102
Deferred income taxes		(475)	(1,109)
Total FFO		$4,189	$4,401

Summary of financial information by geographic regions
The company’s revenues by location of operations are as follows:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2019	2018
United States	$16,584	$9,756
Canada	6,202	6,422
United Kingdom	21,847	23,684
Europe	6,285	3,275
Australia	5,522	4,968
Brazil	4,099	4,048
Asia	2,402	1,643
Colombia	2,095	1,594
Other	2,790	1,381
	$67,826	$56,771
The company’s consolidated assets by location are as follows:

AS AT DEC. 31 (MILLIONS)	2019	2018
United States	$149,687	$128,808
Canada	35,840	27,850
United Kingdom	30,184	23,093
Brazil	24,354	22,539
Europe	19,404	13,250
Australia	22,971	13,309
Asia	17,468	10,479
Colombia	10,819	9,862
Other	13,242	7,091
	$323,969	$256,281